Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued external research and development	$ 4,329	$ 3,560
Accrued compensation	2,084	207
Accrued professional fees and other	195	226
Accrued expenses	$ 6,608	$ 3,993